Income Taxes - Summary of Allocation of Income Tax Expense to Comprehensive Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Major components of tax expense (income) [abstract]
Income tax expense as per the consolidated statement of income	₨ 30,345	$ 415	₨ 24,799	₨ 25,242
Income tax included in other comprehensive income on:
Unrealized gains/(losses) on investment securities	226		(230)	(65)
Gains/(losses) on cash flow hedging derivatives	1,013		(1,165)	633
Defined benefit plan actuarial gains/(losses)	111		(196)	47
Total income taxes	₨ 31,695		₨ 23,208	₨ 25,857